Written Put Option (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Schedule of Reverse Capitalization
The following table indicates the aggregate number of shares of common stock subject to the FPAs by each Investor:

December 6, 2021
Highbridge Investors	2,453,195
Tenor	2,499,608
Glazer Investors	5,000,000

Total shares	9,952,803

The following table indicates the aggregate number of shares of common stock subject to the FPAs by each Investor:

Highbridge Investors	2,453,195
Tenor	2,499,608
Glazer Investors	5,000,000

Total shares	9,952,803

Derivatives Fair Value Assumptions	The table below presents the value of the private warrants under the Black-Scholes OPM using the following assumptions as of the following dates:

	March 31, 2022	December 31, 2021
Fair value of each private warrant	$0.92	$0.87
Exercise price	$11.50	$11.50
Common stock price	$8.24	$5.66
Expected option term (in years)	4.68	4.94
Expected volatility	22.20%	39.50%
Risk-free rate of return	2.41%	1.25%
Expected annual dividend yield	—%	—%

The table below presents the value of the private warrants under the Black-Scholes OPM using the following assumptions as of the following periods:

	December 7, 2021	December 31, 2021
Fair value of each private warrant	$1.15	$0.87
Exercise price	$11.50	$11.50
Common stock price	$9.99	$5.66
Expected option term (years)	5	4.94
Expected volatility	16.50%	39.50%
Risk-free rate of return	1.26%	1.25%
Expected annual dividend yield	—%	—%

Written Put Option [Member]
Derivatives Fair Value Assumptions	The table below presents the value of the Written Put Option under the Black-Scholes OPM using the following assumptions as of the following date:

December 31, 2021
Value of the written put options	$4.50
Exercise price	$10.15
Common stock price	$5.66
Expected option term (in years)	0.18
Expected volatility	66.00%
Risk-free rate of return	0.06%
Expected annual dividend yield	—%

The table below presents the value of the Written Put Options under the Black-Scholes OPM using the following assumptions as of the following dates:

	December 7, 2021	December 31, 2021
Value of the written put options	$1.14	$4.50
Exercise price	$10.15	$10.15
Common stock price	$9.99	$5.66
Expected option term (years)	0.25	0.18
Expected volatility	53.00%	66.00%
Risk-free rate of return	0.06%	0.06%
Expected annual dividend yield	—%	—%